Label	Element	Value
Class P2 Shares Prospectus | Managed Risk International Fund | Class P2
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Risk International Fund(SM)
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 424
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series International FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

[1]	Based on estimated amounts for the current fiscal year.
[2]	The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund's board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.